Financial income and expense - Disclosure of Detailed Information about Financial Income (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Interest income on financial assets held at amortized cost	SFr 38	SFr 420	SFr 214	SFr 922
Net foreign exchange gain	3	0	137	0
Total	SFr 41	SFr 420	SFr 351	SFr 922